June 27, 2019

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Jackson National Separate Account - I (Fifth Third Perspective) File Nos: 333-70472 and 811-08664

Dear Commissioners:

Pursuant to Rule 497(j) under the Securities Act of 1933 and for the above registrant and offering of securities, we certify that the form of the prospectus supplement that would have been filed under paragraph (c) does not differ from that contained in the most recent post-effective amendment to the registration statement; and that the text of the most recent post-effective amendment was filed electronically. This filing is for the second of two prospectus supplements for this offering of securities. There is only one statement of additional information supplement used in connection with this offering of securities, which, for purposes of Rule 497, is covered under the Rule 497(j) certification filing for Perspective II (filed concurrently herewith).

If you have any questions, please call me at (517) 367-3754.

Very truly yours,

/s/ ALISON SAMBORN

Alison Samborn
Senior Attorney, Legal Product Development